Stock-Based Compensation (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense	$ 705	$ 686
Tax benefit related to stock-based compensation expense	253	258
2016	731
2017	585
2018	439
2019	324
2020	85
Total	2,164
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense	48	$ 48
Stock options.
Share-based Compensation Arrangement by Share-based Payment Award
2016	331
2017	185
2018	76
2019	12
2020	1
Total	605
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award
2016	400
2017	400
2018	363
2019	312
2020	84
Total	$ 1,559